Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Current:
US	$ 403,204	$ 436,026	$ 433,428
Non-US	3,762	2,648	1,989
Income before income taxes and noncontrolling interest	406,966	438,674	435,417
Current:
Federal	128,651	95,840	152,421
State	7,176	6,054	7,390
Non-US	414	51
Deferred:
Federal	7,315	25,486	(7,662)
State	206	(2,468)	4,324
Income tax provision	143,762	124,963	156,473
Items responsible for the differences between the federal statutory rate and ATK's effective rate
Statutory federal income tax rate (as a percent)	35.00%	35.00%	35.00%
State income taxes, net of federal impact (as a percent)	2.60%	2.00%	2.40%
Domestic manufacturing deduction (as a percent)	(2.60%)	(2.20%)	(1.80%)
Estimated nondeductible portion of litigation (as a percent)	1.30%
Research and development credit (as a percent)	(0.50%)	(0.90%)	(0.60%)
Change in prior year contingent tax liabilities (as a percent)	(0.20%)	(4.10%)	0.50%
Impact of non-US operations (as a percent)	(0.30%)	(0.20%)
Other (as a percent)	(0.20%)	(1.00%)	0.20%
Change in valuation allowance (as a percent)	0.20%	(0.10%)	0.20%
Income tax provision (as a percent)	35.30%	28.50%	35.90%
Components of deferred tax assets and liabilities
Deferred tax assets	871,228	785,786
Deferred tax liabilities	(630,035)	(615,303)
Valuation allowance	(4,754)	(4,121)
Net deferred income tax asset	236,439	166,362
Deferred tax assets and liabilities resulted from temporary differences
Other comprehensive income provision	574,968	489,423
Postretirement benefit obligations	46,991	51,069
Accruals for employee benefits	38,159	44,242
Other reserves	37,950	31,638
Other	36,644	20,822
Contract method of revenue recognition	19,737	(9,024)
State carryforwards	9,564	12,609
Inventory	8,943	13,130
Pension	(296,455)	(275,360)
Property, plant, and equipment	(98,561)	(82,164)
Intangible assets	(71,818)	(63,939)
Debt-related	(64,929)	(61,963)
Valuation allowance	(4,754)	(4,121)
Net deferred income tax asset	$ 236,439	$ 166,362